Provisions - Movements by Class of Provisions (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2022 JPY (¥)
Disclosure of other provisions [line items]
Beginning balance	¥ 227,784
Additional provisions	4,142
Amounts used	(21,027)
Unused amounts reversed	(7,448)
Amortization of discount and effect of change in discount rate	67
Others	273
Ending balance	203,791
Provision for interest repayment [member]
Disclosure of other provisions [line items]
Beginning balance	135,123
Additional provisions
Amounts used	(17,268)
Unused amounts reversed
Amortization of discount and effect of change in discount rate	(1)
Others
Ending balance	117,854
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	92,661
Additional provisions	4,142
Amounts used	(3,759)
Unused amounts reversed	(7,448)
Amortization of discount and effect of change in discount rate	68
Others	273
Ending balance	¥ 85,937